SIGNIFICANT ACCOUNTING POLICIES (Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Options) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	0.89%	0.33%	1.86%
Dividend yields	0.00%	0.00%	0.00%
Expected volatility	27.00%	26.00%	26.00%
Weighted average expected term from grant date (in years)	3 years 5 months 15 days	3 years 8 months 4 days	3 years 9 months 29 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate		0.36%	1.59%
Dividend yields		0.00%	0.00%
Expected volatility		24.97%	27.67%